Schedule of net loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss per Share
Net loss - basic and diluted	$ (26,544,958)	$ (23,888,403)
Weighted average shares outstanding - basic	35,745,864	23,566,694
Weighted average shares outstanding - diluted	35,745,864	23,566,694
Net loss per share - basic	$ (0.74)	$ (1.01)
Net loss per share - diluted	$ (0.74)	$ (1.01)